Shareholders' Equity, Dividends, Legal Reserve, Restrictions on Certain Transactions and Payment of Dividends (Details) $ / shares in Units, $ in Thousands							9 Months Ended
	Nov. 10, 2025 $ / shares	Jul. 14, 2025 $ / shares	May 14, 2025 Intallment $ / shares	Nov. 11, 2024 $ / shares	Jul. 15, 2024 $ / shares	Apr. 29, 2024 Intallment $ / shares	Sep. 30, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Dividends [Abstract]
Dividend declaration date			May 14, 2025			Apr. 29, 2024
Dividends paid (in dollars per share)			$ 0.52			$ 0.48
Number of installments for dividends to be paid | Intallment			2			2
Legal Reserve [Abstract]
Percentage of net profit to be allocated to legal reserve							5.00%
Percentage of legal reserve to reach capital stock							20.00%
Equity | $							$ 455,276,347	$ 432,184,321	$ 477,025,530	$ 421,702,382
Restrictions on Certain Transactions [Abstract]
Maximum percentage of restrictions on share transactions							10.00%
Payment of Dividends [Abstract]
Percentage of withholding tax rate on payment of dividend							10.00%
Legal Reserve [Member]
Legal Reserve [Abstract]
Equity | $							$ 358,440	$ 358,440	$ 358,440	$ 358,440
Dividend Paid for Q3 [Member]
Dividends [Abstract]
Dividends paid (in dollars per share)		$ 0.26			$ 0.24
Dividend paid date		Jul. 14, 2025			Jul. 15, 2024
Dividend Paid for Q4 [Member]
Dividends [Abstract]
Dividends paid (in dollars per share)				$ 0.24
Dividend paid date				Nov. 11, 2024
Dividend Paid for Q4 [Member] | Subsequent Events [Member]
Dividends [Abstract]
Dividends paid (in dollars per share)	$ 0.26
Dividend paid date	Nov. 10, 2025